Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Measurements of Assets and Liabilities - Fair Value, Recurring [Member] - Asset-Backed Securities [Member] - USD ($)
$ in Thousands
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential	$ 9,648	$ 12,080
Quotes Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential	9,648	12,080
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Agency mortgage-backed: residential